Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/23 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.01% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,613,946
4.00%, 10/1/38	A+/F	4,270,000	4,124,766
4.00%, 10/1/36	A+/F	2,455,000	2,415,440
4.00%, 10/1/34	A+/F	2,110,000	2,131,402

			10,285,554
California (98.9%)
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,001,272
5.00%, 4/1/32	AA-	3,000,000	3,004,528
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	467,226
Ser. A, zero %, 10/1/49	A3	10,000,000	5,063,330
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,434,016
Ser. C, 5.00%, 10/1/45	AA-	2,730,000	2,802,963
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	3,739,777
Bay Area Toll Auth. VRDN
Ser. A, 3.00%, 4/1/55 (Barclays Bank PLC (LOC) (4/1/27))	VMIG 1	2,500,000	2,500,000
(San Francisco Bay Area), Ser. C, 2.49%, 4/1/53 (Bank of America, NA (LOC))	VMIG 1	2,710,000	2,710,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,555,069
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	4,202,265
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	916,313
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	5,187,947
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,726,085	4,643,709
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,987,737	3,733,713
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	6,810,969
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	306,107
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,485,013
CA Muni. Fin. Auth. Special Fin. Agcy. VII 144A Rev. Bonds, (Breakwater Apts. (The)), Ser. B, 4.00%, 8/1/47	BB-/P	1,980,000	1,665,398
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB-	1,500,000	1,573,799
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,177,551
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,029,891
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,108,864
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,573,782
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	5,214,805
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,501,061
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,760,582
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,018,050
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,268,713
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,870,904
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,470,068
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	905,802
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	980,574
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	568,483
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	740,512
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	426,675
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,065,345
CA State G.O. Bonds
5.25%, 10/1/50	Aa2	2,600,000	2,978,614
5.00%, 10/1/42	Aa2	6,000,000	6,839,401
3.00%, 12/1/46	Aa2	1,750,000	1,427,276
3.00%, 12/1/43	Aa2	500,000	421,359
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	1,000,000	974,931
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	2,365,000	2,299,495
(Summit Pub. Schools), 5.00%, 6/1/53	Ba3	2,350,000	2,066,298
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	3,001,952
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	3,000,000	2,971,738
(Summit Pub. Schools), 5.00%, 6/1/47	Ba3	1,000,000	904,352
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,006,307
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	218,976
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,010,789
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	854,833
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,116,380
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	497,254
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	416,737
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB+	500,000	510,207
5.00%, 5/1/37	BB+	1,000,000	1,025,317
5.00%, 5/1/34	BB+	800,000	834,013
5.00%, 5/1/33	BB+	600,000	627,383
5.00%, 5/1/31	BB+	825,000	866,349
CA State Edl. Fac. Auth. Rev. Bonds
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	437,373
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	431,349
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	515,215
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	1,011,046
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	296,734
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	402,352
5.00%, 8/1/50	Baa3	500,000	506,517
5.00%, 8/1/40	Baa3	400,000	412,231
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	6,266,417
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,900,925
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	A2	1,000,000	1,008,990
(Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	11,000,000	8,342,916
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,261,935
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,142,294
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,393,033
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	624,497
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,180,109
(Los Angeles Cnty. Museum of Natural History Foundation), 4.00%, 7/1/50	A2	7,125,000	6,785,475
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,305,296
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	506,686
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,676,243
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	521,074
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	873,658
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,324,557
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB/P	2,920,000	2,284,651
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	485,000	426,485
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (CA Science Ctr. Foundation), 4.00%, 5/1/55	A3	6,945,000	6,494,785
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	628,443
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,014,357
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	718,222
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,411,640
CA State Muni. Fin. Auth. Rev. Bonds
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/52	AA-	5,000,000	5,380,421
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	2,794,710
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,053,770
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,094,312
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	3,695,000	3,780,647
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	2,000,000	2,057,610
(Master's U. (The)), 5.00%, 8/1/39	BBB-	3,390,000	3,422,339
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,156,955
(Master's U. (The)), 5.00%, 8/1/34	BBB-	1,385,000	1,433,000
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB-/F	750,000	544,001
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB-/F	750,000	554,216
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,285,040
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,149,042
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	4,642,659
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB-/F	295,000	237,012
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,572,971
(U. of the Pacific), 4.00%, 11/1/40	A2	600,000	597,946
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,283,276
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	404,331
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	875,296
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,314,742
(United Airlines, Inc.), 4.00%, 7/15/29	BB-	5,000,000	4,950,966
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	7,069,571
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	711,728
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,272,378
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,325,405
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	948,307
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	969,137
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	595,408
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	647,458
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/38	Ba1	1,680,000	1,596,853
5.00%, 6/1/28	Ba1	350,000	349,081
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,539,525
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,154,310
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,471,083
2.50%, 7/1/31	A-	1,125,000	1,111,987
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	4,453,042
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB-	2,000,000	2,033,955
5.00%, 1/1/43	BBB-	7,195,000	7,354,304
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	900,000	903,273
Ser. B-1, 5.00%, 6/1/49	BBB+	535,000	544,127
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB-	310,000	316,290
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,007,216
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A-	100,000	96,465
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A-	100,000	97,373
Ser. A, 4.00%, 6/1/40	A-	400,000	393,227
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	196,613
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	319,497
Ser. A, 4.00%, 6/1/39	A-	300,000	296,511
Ser. A, 4.00%, 6/1/38	A-	275,000	273,160
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	248,327
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	794,647
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	100,188
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	227,584
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	617,007
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	101,990
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	356,965
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	205,679
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,591,162
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,331,087
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/38	Aa3	450,000	457,884
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,032,273
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,565,801
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	322,063
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	1,986,582
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,490,685
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,210,290
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,003,094
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	626,874
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	9,000,000	6,250,543
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,003,476
4.00%, 9/1/41	BB+/P	500,000	453,890
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,337,810
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,529,420
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	462,777
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	371,257
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	738,787
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	635,000	576,195
CA Statewide Cmnty. Dev. Auth. VRDN (Rady Children's Hosp.), Ser. A, 3.00%, 8/15/47 (U.S. Bank N.A. (LOC) (7/2/26))	VMIG 1	3,000,000	3,000,000
Central CA Unified School Dist. G.O. Bonds, Ser. B
5.25%, 8/1/52	Aa3	4,500,000	5,015,300
4.00%, 8/1/50	Aa3	1,100,000	1,087,673
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	610,001
zero %, 8/1/39	AA	1,075,000	540,841
zero %, 8/1/38	AA	1,000,000	530,882
zero %, 8/1/36	AA	545,000	327,209
zero %, 8/1/34	AA	715,000	470,773
zero %, 8/1/33	AA	250,000	171,529
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,082,454
4.00%, 9/1/45	BB/P	500,000	440,686
3.00%, 9/1/25	BB/P	345,000	335,036
3.00%, 9/1/24	BB/P	335,000	329,487
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	BB+/P	2,000,000	2,059,424
5.375%, 9/1/47	BB+/P	1,615,000	1,674,077
5.25%, 9/1/42	BB+/P	1,585,000	1,643,496
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	743,133
5.50%, 9/1/29	AA-	2,165,000	2,174,324
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,572,558
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	10,610,000	11,048,534
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,350,000	2,230,968
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	3,250,000	2,498,735
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	1,906,865
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	8,110,000	5,393,088
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	7,800,000	5,170,997
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,235,000	1,961,095
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	2,000,000	1,743,112
4.00%, 9/1/40	BB-/P	400,000	366,933
4.00%, 9/1/36	BB-/P	175,000	168,253
4.00%, 9/1/33	BB-/P	425,000	422,405
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	747,785
4.00%, 9/1/45	BB/P	850,000	758,703
East Bay Muni. Util. Dist. Waste Wtr. Syst. Rev. Bonds, (Green Bonds), Ser. A, 5.00%, 6/1/45	AAA	1,130,000	1,264,960
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,133,265
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	779,996
Fillmore, Cmnty. Fac. Special Tax Bonds, (Dist. No. 5), 5.00%, 9/1/43	BB/P	1,095,000	1,121,197
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa2	1,505,000	1,399,120
Folsom Ranch, Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 19), 5.00%, 9/1/49	BB-/P	1,000,000	1,011,203
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	776,133
4.00%, 9/1/45	BB+/P	750,000	666,623
4.00%, 9/1/40	BB+/P	625,000	578,897
4.00%, 9/1/36	BB+/P	550,000	533,614
4.00%, 9/1/32	BB+/P	240,000	240,108
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	3,151,714
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A	8,000,000	8,126,674
Franklin-McKinley, School Dist. G.O. Bonds, (Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	2,955,153
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB+	5,000,000	5,212,152
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,947,712
zero %, 8/1/36	Aa2	4,750,000	2,787,247
zero %, 8/1/35	Aa2	1,000,000	616,495
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	2,846,188
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,825,750	2,830,284
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,465,688
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,008,132
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,309,581
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,002,468
Irvine, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 09-1)
Ser. A, 5.00%, 9/1/47	BB+/P	190,000	192,590
Ser. C, 5.00%, 9/1/47	BB+/P	995,000	1,008,562
Ser. A, 5.00%, 9/1/42	BB+/P	395,000	402,426
Ser. B, 5.00%, 9/1/42	BB+/P	995,000	1,013,705
Kern, Cmnty. College Dist. G.O. Bonds, Ser. D, 5.25%, 8/1/39	Aa2	2,270,000	2,621,051
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,123,517
5.00%, 9/1/31	BB+/P	1,045,000	1,062,971
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,014,176
Long Beach, Arpt. Syst. Rev. Bonds
Ser. B, AGM, 5.00%, 6/1/40	AA	940,000	1,055,677
Ser. A, AGM, 5.00%, 6/1/39	AA	500,000	566,092
Ser. B, AGM, 5.00%, 6/1/39	AA	500,000	566,092
Ser. A, AGM, 5.00%, 6/1/38	AA	1,010,000	1,152,722
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A1	5,000,000	5,351,274
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,027,831
zero %, 8/1/33	Aa2	625,000	443,799
Long Beach, Fin Auth. Rev. Bonds, 5.00%, 8/1/46	AA-	5,180,000	5,678,299
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA+	2,000,000	2,067,166
Ser. A, 5.00%, 5/15/40	AA+	5,000,000	5,190,189
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	550,920
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,020,807
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,106,245
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. G, 5.00%, 5/15/47(T)	Aa2	9,000,000	9,467,790
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/44(T)	Aa3	10,000,000	10,349,331
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. A, 5.00%, 7/1/51	Aa2	5,000,000	5,467,301
Ser. B, 5.00%, 7/1/51	Aa2	4,750,000	5,169,745
Ser. B, 5.00%, 7/1/48	Aa2	1,500,000	1,638,096
Ser. B, 5.00%, 7/1/40	Aa2	2,200,000	2,489,355
Ser. C, 5.00%, 7/1/40	Aa2	1,500,000	1,687,769
Los Angeles, Dept. of Wtr. & Pwr. Wtr. Works Rev. Bonds, Ser. C, 5.00%, 7/1/42	Aa2	8,150,000	9,167,865
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,216,077
Ser. A, 6.125%, 11/1/29	BBB+	925,000	992,868
Ser. B, 6.125%, 11/1/29	BBB+	2,325,000	2,495,692
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	1,551,762
4.00%, 9/1/36	BB+/P	500,000	483,638
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,606,678
Modesto, Elementary School Dist. G.O. Bonds, (Stanislaus Cnty., Election 2018, Measure D), Ser. C, 5.00%, 8/1/52	Aa3	5,000,000	5,450,154
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,201,393
5.00%, 8/1/44	AA	2,000,000	2,153,100
Moreno Valley, Unified School Dist. G.O. Bonds, (Election of 2014), Ser. D, AGM, 5.25%, 8/1/52	AA	8,000,000	8,878,866
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,498,310
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	A-	1,360,000	1,363,713
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	13,000,000	13,015,367
Norwalk-La Mirada, Unified School Dist. G.O. Bonds, Ser. F, 5.00%, 8/1/51	Aa3	3,000,000	3,282,791
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,003,476
4.00%, 9/1/42	BB+/P	600,000	546,079
4.00%, 9/1/36	BB+/P	500,000	485,104
Ontario, Intl. Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 5/15/41	AA	750,000	754,292
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33 (Prerefunded 8/15/23)	AA-	1,750,000	1,753,424
5.00%, 8/15/32 (Prerefunded 8/15/23)	AA-	1,000,000	1,001,957
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM
5.25%, 9/1/52	AA	2,500,000	2,682,695
4.125%, 9/1/47	AA	1,250,000	1,240,682
4.00%, 9/1/42	AA	800,000	791,791
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	426,250
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds
Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,087,341
Ser. P, 5.00%, 5/15/40	Aa3	21,125,000	23,920,691
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
5.00%, 10/1/41	AA	1,990,000	2,081,532
5.00%, 10/1/37	AA	1,010,000	1,064,117
5.00%, 10/1/32	AA	290,000	308,561
5.00%, 10/1/29	AA	775,000	825,476
5.00%, 10/1/28	AA	235,000	250,546
5.00%, 10/1/26	AA	500,000	532,715
5.00%, 10/1/24	AA	445,000	455,240
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	485,000	491,021
5.00%, 9/1/39	BB+/P	485,000	492,328
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,430,000	3,509,907
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,246,939
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,041,543
4.00%, 9/1/45	BBB+/F	750,000	666,623
4.00%, 9/1/40	BB+/P	555,000	509,734
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,016,648
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,018,138
5.00%, 9/1/45	BB/P	400,000	408,862
5.00%, 9/1/39	BB/P	465,000	481,492
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,564,580
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	391,103
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	890,082
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	654,041
Roseville, Special Tax Bonds
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/53(FWC)	BB+/P	1,000,000	1,003,090
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/48(FWC)	BB+/P	850,000	855,993
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/43(FWC)	BB+/P	735,000	751,956
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/37	BBB-/P	1,250,000	1,273,012
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/33	BBB-/P	1,000,000	1,026,575
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	650,000	558,799
4.00%, 9/1/41	BB/P	1,000,000	920,362
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM
4.00%, 8/1/49	AA	3,000,000	2,970,766
4.00%, 8/1/44	AA	1,000,000	1,001,626
4.00%, 8/1/37	AA	450,000	458,502
San Bernardino Cnty., FRB, Ser. C, 5.40%, 8/1/23	Aa1	2,500,000	2,499,603
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,536,213
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	970,000	971,582
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	6,645,000	7,358,226
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	875,000	762,859
4.00%, 9/1/45	BB/P	550,000	495,098
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	956,539
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,136,890
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.25%, 10/15/52	AA-	8,000,000	8,990,828
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	455,000	449,281
San Diego, Unified School Dist. G.O. Bonds
Ser. R-2, stepped-coupon zero % (6.625%, 7/1/30), 7/1/41 (STP)	Aa2	1,990,000	1,855,516
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	653,353
Ser. K-2, zero %, 7/1/33	Aa2	1,645,000	1,146,004
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,423,895
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB-/P	850,000	773,544
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	4,975,019
3.00%, 8/1/38	Aaa	4,280,000	3,845,946
(Green Bonds), Ser. C-1, 3.00%, 8/1/37	Aaa	3,250,000	2,982,789
San Francisco, Bay Area Rapid Transit Dist. Sales Tax Rev. Bonds, Ser. A, 3.00%, 7/1/44	AA+	3,000,000	2,463,043
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. B, 5.00%, 5/1/52	A1	5,285,000	5,704,420
Ser. 20B, 4.00%, 5/1/40	A1	500,000	506,922
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 2.75%, 5/1/58 (Barclays Bank PLC (LOC) (6/3/22))	VMIG 1	5,000,000	5,000,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,149,029
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,787,734
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BBB/P	1,300,000	1,244,899
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.25%, 6/1/46	AA+	1,250,000	1,375,950
5.00%, 6/1/40	AA+	600,000	657,957
San Joaquin, Regl. Rail Comm. COP
4.00%, 5/1/40	A2	390,000	383,221
4.00%, 5/1/38	A2	460,000	460,635
4.00%, 5/1/37	A2	490,000	493,917
4.00%, 5/1/36	A2	350,000	356,468
4.00%, 5/1/35	A2	330,000	339,472
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	1,885,000	2,109,502
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	2,210,000	1,841,853
3.00%, 8/1/39	Aa2	1,385,000	1,212,690
3.00%, 8/1/37	Aa2	355,000	317,907
3.00%, 8/1/36	Aa2	250,000	228,285
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,508,957
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 8/15/30 (Prerefunded 8/15/23)	AA	1,130,000	1,132,275
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Los Angeles, Dept. of Wtr. & Pwr.), Ser. 1-A, 5.25%, 7/1/53	Aa2	2,500,000	2,843,530
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	2,892,206
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,070,526
5.00%, 2/1/35	A	2,410,000	2,592,363
5.00%, 2/1/31	A	1,325,000	1,447,248
Sweetwater, G.O. Bonds, (Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	A1	6,500,000	7,033,370
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	11,500,000	11,717,401
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,162,278
U. of CA Rev. Bonds
Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	9,799,714
Ser. S, 5.00%, 5/15/38(T)	Aa3	10,650,000	12,254,889
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	Baa1	740,000	769,676
5.00%, 8/1/39	Baa1	425,000	443,044
5.00%, 8/1/35	Baa1	1,440,000	1,529,289
5.00%, 8/1/34	Baa1	1,060,000	1,135,633
5.00%, 8/1/33	Baa1	960,000	1,028,172
5.00%, 8/1/32	Baa1	1,000,000	1,072,750
5.00%, 8/1/31	Baa1	770,000	826,356
Western Placer Waste Mgt. Auth. Rev. Bonds, (Material Recvy. Fac.), Ser. A
5.00%, 6/1/40	AA	1,200,000	1,364,475
5.00%, 6/1/39	AA	1,175,000	1,342,015
5.00%, 6/1/38	AA	1,125,000	1,289,612
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,359,181

			792,399,897
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	785,000	811,171
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,530,678

			2,341,849
Illinois (0.8%)
IL State G.O. Bonds
5.00%, 1/1/41	A3	1,770,000	1,785,438
5.00%, 11/1/38	A3	4,200,000	4,270,228

			6,055,666
Puerto Rico (0.3%)
Cmnwlth. of PR G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	2,750,000	2,475,619

			2,475,619

Total municipal bonds and notes (cost $853,805,549)			$813,558,585

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.23%(AFF)	Shares	829,635	$829,635
U.S. Treasury Bills 5.405%, 10/26/23(SEG)		$614,000	603,801

Total short-term investments (cost $1,433,257)			$1,433,436
TOTAL INVESTMENTS

Total investments (cost $855,238,806)			$814,992,021

FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	71	$8,409,063	$8,409,063	Sep-23	$76,387

Unrealized appreciation					76,387

Unrealized (depreciation)					—

Total					$76,387

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $800,363,029.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 09/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$2,312,477	$162,534,079	$164,016,921	$238,672	$829,635

	Total Short-term investments	$2,312,477	$162,534,079	$164,016,921	$238,672	$829,635
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $248,674.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.01%, 5.22% and 5.55%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.9%
	Local debt	16.1
	Healthcare	12.8
	Land	11.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $32,072,010 were held by the TOB trust and served as collateral for $20,270,000 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $562,117 for these investments based on an average interest rate of 2.89%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$813,558,585	$—
Short-term investments	—	1,433,436	—

Totals by level	$—	$814,992,021	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$76,387	$—	$—

Totals by level	$76,387	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com